Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements:
Fair Value Measurements

14.             FAIR VALUE MEASUREMENTS

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

·                 Level 1 – Quoted prices in active markets for identical assets or liabilities;

·                 Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

·                 Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

(a)            Assets measured at fair value on a recurring basis

The Group has segregated all financial assets that are measured at fair value on a recurring basis as of December 31, 2011 and 2010 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	–	–	2,923
Total assets	2,923	–	–	2,923
Liabilities:
Contingent liability	–	–	(23,759)	(23,759)
Swap transaction	–	(20,784)	–	(20,784)
Total liabilities	–	(20,784)	(23,759)	(44,543)
December 31, 2010	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	5,512	–	–	5,512
Total assets	5,512	–	–	5,512
Liabilities:
Contingent liability	–	–	(21,999)	(21,999)
Total liabilities	–	–	(21,999)	(21,999)

To determine the fair value of available-for-sale securities quoted market prices in active markets for identical assets were used by the Group and they were considered as Level 1 inputs.

On July 12, 2011, the Group entered into a non-deliverable cross currency 5 billion rubles swap agreement with VTB Bank (Austria). The termination date of the swap is August 28, 2015. The underlying instrument for the swap transaction is a 5 billion rubles bond bearing interest at 10% and maturing on August 25, 2020 (put option date - September 1, 2015) issued by Mechel OAO on September 7, 2010. Under the terms of the agreement, VTB Bank pays interest of 10% p.a. at 5 billion rubles notional amount, the Group pays interest of 5.69% p.a. on $176,367 notional amount.

Interest is paid on a semi-annual basis with the first payment on March 2, 2012. On the termination date, VTB Bank pays to the Group the notional amount of 5 billion rubles, and the Group pays to VTB Bank the notional amount of $176,367. The business objective of this instrument is to decrease the effective interest rate for a 5 billion rubles bond during the year ending December 31, 2012 via a positive net cash inflow from interest payments under the swap instrument according to the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned swap instrument at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2011, a $20,784 loss related to the change in the fair value of this swap instrument was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of income and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2011, the fair value of this swap instrument was recorded in Other long-term liabilities in the amount of $20,784.

The fair value of the Group’s swap contract is valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

The contingent liability measured at fair value is represented by the Drilling Program contingent liability (refer to Note 3(e)), which was calculated using the estimated tonnage of coal in-place determined by the independent appraisal. The maturity date of the contingent liability is May 7, 2014. The present value of contingent liability was determined using an 8% discount rate, stated in the Merger agreement for actual settlement of contingent obligation, which represents the estimate of the amount that would have been paid if the Group had settled the liability at the balance sheet date.

The Group’s model inputs used involve significant management judgment. Such assets and liabilities are typically classified within Level 3 of the fair value hierarchy. The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2011, 2010 and 2009:

Contingent liability
Balance at the acquisition date	(514,607)
Gain resulting from remeasurement of contingent liability (Note 22)	494,238
Transfers in and out of Level 3	–
Balance at beginning of 2010	(20,369)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,630)
Transfers in and out of Level 3	–
Balance at beginning of 2011	(21,999)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,760)
Transfers in and out of Level 3	–
Balance at end of year	(23,759)

As of December 31, 2011, the fair value of variable and fixed rate long-term loans (based on future cash flows discounted at current long-term market rates available for corporations) was as follows:

	Carrying value incl. interest accrued as of December 31, 2011	Fair value as of December 31, 2011
Russian ruble-denominated debt	3,836,787	3,521,179
U.S. dollar-denominated debt	2,599,265	2,591,060
Euro-denominated debt	368,200	364,583
Total long-term debt	6,804,252	6,476,822

The fair value of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, short-term borrowings, bank financing, equipment financing contracts and other financial instruments not included in the tables above approximates carrying value.

The Group assessed the maximum amount of loss due to credit risk that would be incurred if the parties that make up a concentration of credit risk failed to perform according to the terms of contracts and consider the probable amount of such loss immaterial for the periods presented in these financial statements.